Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Concentrations and Risks
Summary of concentration of risk

	For the year ended
	December 31,
Revenues	2022	2023	2024
Customer A	17%	10%	*
Customer C	12%	19%	22%
Customer D	*	*	12%

Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentrations and Risks
Summary of concentration of risk

	As of
	December 31,
Accounts receivable	2023	2024
Customer B	35%	10%
Customer C	23%	26%
Customer D	*	14%

Cash & cash equivalents, restricted cash and short-term investments | Credit Risk [Member]
Concentrations and Risks
Summary of concentration of risk

	For the year ended
	December 31
Cash & cash equivalents, restricted cash and short-term investments	2023	2024
Bank E	77%	84%
Bank F	23%	15%